Shareholder Report, Average Annual Return (Details) 192309_FMI Global Fund_Institutional Class_TSR SemiAnnual {Institutional Class}	6 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		(2.12%)	(1.70%)
MSCI World (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World® (USD) Index
Average Annual Return, Percent		18.90%	13.24%
MSCI ACWI (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI® (USD) Index
Average Annual Return, Percent		20.01%	14.53%